SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2022	Sep. 30, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Deferred offering costs		$ 508,599	$ 567,603
Prefunded Common Stock Warrants [Member]
Property, Plant and Equipment [Line Items]
Stock and warrants issued	$ 767,500
Warrant exercise price	$ 0.0001
Minimum [Member] | Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives			3 years
Maximum [Member] | Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives			5 years
UNITED STATES
Property, Plant and Equipment [Line Items]
Cash FDIC insured amount		250,000	$ 250,000
CANADA
Property, Plant and Equipment [Line Items]
Cash FDIC insured amount		100,000	100,000
AUSTRALIA
Property, Plant and Equipment [Line Items]
Cash FDIC insured amount		$ 250,000	$ 250,000